Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regan Total Return Income Fund NAV
Average Annual Return, Percent	10.27%	6.68%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regan Total Return Income Fund NAV
Average Annual Return, Percent	10.71%	6.95%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	(1.27%)
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	(1.27%)